Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 4,520	¥ 6,891	¥ 12,192	¥ 9,043
Post-modification outstanding recorded investment	4,109	6,251	11,387	7,927
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,938	1,903	3,979	4,047
Post-modification outstanding recorded investment	1,527	1,389	3,175	3,061
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	5	4	5	4
Post-modification outstanding recorded investment	3	1	3	1
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	332	339	713	691
Post-modification outstanding recorded investment	284	257	619	528
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,601	1,560	3,261	3,352
Post-modification outstanding recorded investment	1,240	1,131	2,553	2,532
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,582	4,988	8,213	4,996
Post-modification outstanding recorded investment	2,582	4,862	8,212	4,866
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,582	4,988	8,213	4,996
Post-modification outstanding recorded investment	¥ 2,582	¥ 4,862	¥ 8,212	¥ 4,866